Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Project Advances [Abstract]
Current	$ 17,614	$ 5,693
Non-current	1,972	947
Project advances	$ 19,586	$ 6,640